EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON AUGUST 14, 2024 (Details Narrative) - Subsequent Event [Member] - Alpha Time Acquisition Corp [Member] - USD ($)	Nov. 04, 2024	Aug. 19, 2024
Sponsor [Member]
Subsequent Event [Line Items]
Extension fund	$ 110,000
Business Combination Agreement [Member]
Subsequent Event [Line Items]
Business combination, transaction costs financing		$ 9,000,000